Debt facilities (Details) - Schedule of company’s outstanding debt instruments - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of company’s outstanding debt instruments [Abstract]
Term loan	$ 49,000,000	$ 49,000,000		$ 49,000,000	$ 24,000,000
PPP small business loan	3,193,300		$ 3,193,300	3,193,300
Total outstanding principal amount	52,193,300	52,193,300		52,193,300	24,000,000
Less unamortized debt issuance fees	1,173,330	1,006,148		1,173,330	818,760
Less current maturities	10,323,138	19,526,633		10,323,138
Total long-term debt	$ 40,696,832	$ 31,660,519		$ 40,696,832	$ 23,181,240